Owners' Capital/Partners' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Owners' Capital/Partners' Equity
Schedule of reconciliation of owners' capital

				Total
	Share	Contributed	Retained	Owners’
	capital	surplus	earnings	capital
Balance as of January 1, 2018	36	165,537	50,582	216,155
Profit and total comprehensive income attributable to GasLog’s operations (Note 19)	—	—	25,449	25,449
Net contribution to the Partnership	(24)	(124,949)	(43,497)	(168,470)
Balance as of December 31, 2018	12	40,588	32,534	73,134
IFRS 16 adjustment	—	—	15	15
Balance as of January 1, 2019	12	40,588	32,549	73,149
Profit and total comprehensive income attributable to GasLog’s operations (Note 19)	—	—	2,650	2,650
Net contribution to the Partnership	(12)	(40,588)	(35,199)	(75,799)
Balance as of December 31, 2019 and 2020	—	—	—	—

Schedule of cash distributions

	Type of	Distribution	Payment	Amount
Declaration date	units	per unit	date	paid
January 30, 2018	Common	$0.5235	February 14, 2018	22,845
February 8, 2018	Preference (Series A, B)	$0.5390625, $0.33028	March 15, 2018	4,619
April 26, 2018	Common	$0.53	May 11, 2018	24,272
May 11, 2018	Preference (Series A, B)	$0.5390625, $0.5125	June 15, 2018	5,457
July 25, 2018	Common	$0.53	August 10, 2018	24,272
July 25, 2018	Preference (Series A, B)	$0.5390625, $0.5125	September 17, 2018	5,457
October 24, 2018	Common	$0.53	November 9, 2018	25,716
November 15, 2018	Preference (Series A, B)	$0.5390625, $0.5125	December 17, 2018	5,456
Total				$118,094
January 29, 2019	Common	$0.55	February 13, 2019	26,929
February 22, 2019	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.7083	March 15, 2019	8,290
April 24, 2019	Common	$0.55	May 10, 2019	26,911
May 10, 2019	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 17, 2019	7,582
July 24, 2019	Common	$0.55	August 9, 2019	26,640
July 24, 2019	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 16, 2019	7,582
October 29, 2019	Common	$0.55	November 13, 2019	26,437
November 14, 2019	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 16, 2019	7,582
Total				$137,953
February 5, 2020	Common	$0.561	February 21, 2020	26,754
February 5, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 16, 2020	7,582
May 6, 2020	Common	$0.125	May 21, 2020	5,967
May 14, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 15, 2020	7,582
August 4, 2020	Common	$0.125	August 20, 2020	6,022
August 4, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 15, 2020	7,582
November 9, 2020	Common	$0.01	November 25, 2020	485
November 9, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 15, 2020	7,582
Total				$69,556

Schedule of distribution policy and profit allocation

	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution				General	Holders of
Old IDRs	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875	up to	$0.5625	75.0%	2.0%	23.0%
Thereafter		Above	$0.5625	50.0%	2.0%	48.0%

	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution				General	Holders of
New IDRs	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Thereafter		Above	$0.46875	75.0%	2.0%	23.0%